Other (Expenses)/Income	12 Months Ended
Sep. 30, 2024
Analysis of income and expense [abstract]
Other (Expenses)/Income

9. Other (expenses)/income

Other (expenses)/income comprised the following for the years ended September 30, 2024 and 2023:

	For the Year Ended September 30,
(in USD)	2024	2023
Fair value movements	(2,308,249)	(46,477,209)
Foreign exchange movements	698,142	14,868
Expenses relating to the Business Combination	—	(167,316,087)
Gain on early termination of leases	—	11,309
Profit on disposal of shares in associates	—	1,423
Sundry income	679	17,970
	(1,609,428)	(213,747,726)

For the year ended September 30, 2024, fair value movements included $2,360,568 ($48,552,478 for the year ended September 30, 2023) of losses on the revaluation of the Forward Purchase Agreements canceled in January 2024, gains of $360,375 ($2,039,723 for the year ended September 30, 2023) on the revaluation of warrants accounted for as a financial liability and losses of $308,056 ($nil for the year ended September 30, 2023) on the revaluation of the Standby Equity Purchase Agreements (see Note 23).

Expenses related to the Business Combination represent cash-settled and equity-settled expenses recognized in connection with the Business Combination and are detailed in Note 8.